Rights of use of assets	12 Months Ended
Jun. 30, 2021
13. Rights of use of assets

13. Rights of use of assets

Below is the composition of the rights of use of the Group´s assets as of June 30, 2021 and June 30, 2020:

	June 30, 2021	June 30, 2020
Real Estate	11	6,182
Telecommunications	-	16,528
Machinery and equipment	4	20
Others	796	7,098
Total Right-of-use assets	811	29,828
Non-current	811	29,828
Total	811	29,828

Changes in the Group´s rights of use during the fiscal years ended June 30, 2021 and 2020, were as follows:

	June 30, 2021	June 30, 2020
Beginning of the year	29,828	-
IFRS 16 inicial adjustments	-	21,214
Additions (i)	889	12,153
Disposals	(83)	-
Transfer	-	237
Amortization charges	(1,912)	(7,076)
Deconsolidation	(25,853)	(63)
Currency translation adjustment	(2,058)	3,363
Total	811	29,828

(i)	includes incorporation by business combination.

Depreciation charge for rights of use is detailed below:

	June 30, 2021	June 30, 2020
Real Estate	1,292	808
Telecommunications	296	4,739
Others	324	1,529
Total depreciation of right-of-use assets (i)	1,912	7,076

(ii)	Includes ARS 1,824 and ARS 7,015 charged to the result of discontinued operations as of June 30, 2021 and 2020 respectively.

Other charges to income related to rights of use were as follows:

	June 30, 2021	June 30, 2020
Right-of-use interests	(279)	(765)
Results from short-term leases	(36)	(57)

The average discount rate and the term of liability for lease recognized as of June 30, 2021 are detailed below:

Average discount rate	Maturity date
10.61%	2023-2041